FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - CIK 0001836935 Centricus Acquisition Corp.	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on February 8, 2021	$ 20,550,500
Change in valuation inputs or other assumptions	(10,275,250)
Fair value as of Ending period	10,275,250
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on February 8, 2021	8,648,000
Change in valuation inputs or other assumptions	(4,324,000)
Fair value as of Ending period	4,324,000
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement on February 8, 2021	11,902,500
Change in valuation inputs or other assumptions	(5,951,250)
Fair value as of Ending period	$ 5,951,250